AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED OCTOBER 25, 2010
TO
THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2010
(AS SUPPLEMENTED THROUGH AUGUST 20, 2010)

NESTEGG TARGET DATE FUNDS

NESTEGG 2050 FUND

(TICKER SYMBOLS: NEFTX, NEFAX)

(the “Fund”)

The Prospectus and Statement of Additional Information for the American Independence Funds Trust (the “Trust”) with respect to the Fund listed above are hereby amended and supplemented, effective October 25, 2010, to reflect changes to certain service providers. The Board of Trustees for the Trust approved changes to the Trust’s Distributor and the Fund Accounting and Sub-administrator agent.

1.      Effective immediately, all references to Foreside Distribution Services, LP as the Trust's Distributor are replaced with Matrix Capital Group, Inc., which is located at 420 Lexington Avenue, Suite 601, New York, NY 10170.

2.      Effective immediately, all references to JP Morgan Worldwide Securities Services as the Trust's Sub-administrator and Fund Accounting agent are replaced with UMB Fund Services, Inc., which is located at 803 W. Michigan St., Milwaukee, WI 53233

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE